Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

a) Ordinary Shares confer upon their holders the right to attend and vote in general shareholders’ meetings, to share in the distribution of dividends if and when declared by the Board and the right to receive assets of the Company upon its liquidation.

b) On May 27, 2024, the Company entered into a securities purchase agreement with a single institutional investor in connection with the issuance and sale by the Company in a registered direct offering (the “Offering”) of (i) 2,060,000 Ordinary Shares, (ii) pre-funded warrants to purchase up to 1,511,429 Ordinary Shares (the “Pre-Funded Warrants”), (iii) Series A warrants to purchase up to 3,571,429 Ordinary Shares (the “Series A Warrants”) and (iv) Series B warrants to purchase up to 3,571,429 Ordinary Shares (the “Series B Warrants” and, together with the Series A Warrants, the “Investor Warrants”), at a combined purchase price of (a) $1.40 per Ordinary Share and the associated Investor Warrants, each to purchase one Ordinary Share, and (b) $1.399 per Pre-Funded Warrant and the associated Investor Warrants, each to purchase one Ordinary Share, pursuant to the Company’s effective shelf registration statement on Form F-3 (File No. 333-364561) and related base prospectus and prospectus supplement.

Each Investor Warrant has an exercise price of $1.40 per Ordinary Share and became immediately exercisable upon issuance.

The Series A Warrants expire upon the earlier of 18 months following the issuance date and 60 days following the Company’s public announcement of positive topline trial results of AllocetraTM for the treatment of moderate-to-severe knee osteoarthritis (the “Series A Milestone Event”).

The Series B warrants expire upon the earlier of five and one-half years following the issuance date and 60 days following the Company’s public announcement of its filing with the U.S. Food and Drug Administration for approval for AllocetraTM’s osteoarthritis related indication (the “Series B Milestone Event”).

Each Pre-Funded Warrant had an exercise price of $0.001 per Ordinary Share and became immediately exercisable upon issuance with no expiration date.

H.C. Wainwright & Co. (“Wainwright”) acted as placement agent in connection with the Offering, and in consideration therefor the Company agreed to register and issue to Wainwright warrants (the “Placement Agent Warrants”) to purchase up to 250,000 Ordinary Shares. The Placement Agent Warrants comprise Series A Warrants to purchase 125,000 Ordinary Shares and Series B Warrants to purchase 125,000 Ordinary Shares, containing the same terms as the Investor Warrants, except that they are exercisable at a price of $1.75 per Ordinary Share, and the Series B Warrants will expire upon the earlier of five years following the commencement of the sale of the securities offered in the Offering and 60 days following the Series B Milestone Event.

In addition, the Company agreed to pay Wainwright an aggregate cash fee equal to 7% of the gross proceeds raised in the Offering, a management fee equal to 1% of the gross proceeds raised in the Offering and $90,950 for various fees and expenses.

The Offering closed on May 29, 2024. The net proceeds from the Offering were approximately $4.5 million after deducting Wainwright’s fees and other expenses relating to the Offering.

During the second half of 2024, all Pre-Funded Warrants were exercised for 1,511,429 Ordinary Shares.

c) During 2024, the Company entered into an investor relations agreement with a third party for monthly cash compensation of $8 thousand and the issuance of 50,000 warrants to purchase Ordinary Shares, of which 25,000 have an exercise price of $3.25 per share and 25,000 have an exercise price of $4.25 per share. The warrants were issued on November 26, 2024, become exercisable on November 26, 2024 and will expire on February 2, 2027.

d) On December 30, 2022 the Company entered into an agreement (the “ATM Agreement”), with Cantor Fitzgerald & Co. and JMP Securities LLC (each referred to as an “Agent”, and together, the “Agents”), as sales agents, pursuant to which the Company may elect to sell, but is not obligated to sell, Ordinary Shares having an aggregate offering price of up to $100,000,000 from time to time through the Agents. The offer and sale of Ordinary Shares by the Company under the ATM Agreement may be made in transactions that will be deemed to be “at-the-market” offerings as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market, or any other existing trading market in the United States for the Ordinary Shares, sales made to or through a market maker other than on an exchange or otherwise, directly to an Agent as principal, in negotiated transactions, or in any other method permitted by law, which may include block trades. The Company has agreed to pay the Agents an aggregate commission of 3% of the gross sales price from each sale of Ordinary Shares under the ATM Agreement.

During 2024 and 2023, the Company sold an aggregate of 1,305,014 and 124,171 Ordinary Shares, respectively, under the ATM Agreement, resulting in a gross aggregate offering price of $2,100 thousand and $513 thousand at a gross average price per share of $1.61 and $4.11, respectively. Issuance expenses totaled $63 thousand and $153 thousand, respectively.

e) Each of the Company’s outstanding warrants entitles the holder to exercise such warrant for one Ordinary Share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return (unless, in accordance with ASC 815-40-55-3, there is a fundamental transaction, as defined in the warrant agreements, which allows the holders of the warrants to receive the same form of consideration payable to the holders of Ordinary Shares, in which case equity treatment is not precluded).

The following table contains additional information concerning warrants activity for the years 2024 and 2023:

	For the year ended December 31,
	2024		2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at the beginning of the year	202,251	$23.31	202,251	$23.31
Issued	8,954,287	$1.19	-	-
Exercised	(1,511,429)	$0.001	-	$-
Outstanding and exercisable at year-end	7,645,109	$2.007	202,251	$23.31

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2024:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10.00	February 26, 2020	February 24, 2025
160,727	$25.00	February 12, 2021	February 9, 2026
18,774	$25.00	February 17, 2021	February 9, 2026
3,571,429	$1.40	May 29, 2024	December 1, 2025(i)
3,571,429	$1.40	May 29, 2024	November 29, 2029 (ii)
125,000	$1.75	May 29, 2024	December 1, 2025(i)
125,000	$1.75	May 29, 2024	May 27, 2029 (iii)
25,000	$3.25	November 26, 2024	February 2, 2027
25,000	$4.25	November 26, 2024	February 2, 2027
7,645,109

(i)	The earlier of (a) December 1, 2025 and (b) the 60th day following the occurrence of the Series A Milestone Event.
(ii)	The earlier of (a) November 29, 2029 and (b) the 60th day following the occurrence of the Series B Milestone Event.
(iii)	The earlier of (a) May 27, 2029 and (b) 60 days following the Series B Milestone Event.